Financial Risk Management - Liquidity Risk - Regulated Utilities (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD	Dec. 31, 2015 CAD
Line of Credit Facility [Line Items]
Maximum borrowing capacity		CAD 5,976,000,000	CAD 3,565,000,000
Short-term borrowings		1,155,000,000	511,000,000
Credit facility
Line of Credit Facility [Line Items]
Short-term borrowings		1,155,000,000	CAD 511,000,000
REGULATED
Line of Credit Facility [Line Items]
Maximum borrowing capacity		3,823,000,000
REGULATED | Credit facility
Line of Credit Facility [Line Items]
Short-term borrowings		640,000,000
REGULATED | ITC | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity | $	$ 1,000,000,000.0
REGULATED | ITC | Commercial paper
Line of Credit Facility [Line Items]
Maximum borrowing capacity | $	400,000,000
REGULATED | ITC | Credit facility | Commercial paper
Line of Credit Facility [Line Items]
Short-term borrowings	145,000,000	195,000,000
REGULATED | UNS Energy | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity | $	350,000,000
REGULATED | UNS Energy | Revolving credit facility | Unsecured Committed Revolving Credit Facility Maturing October 2021
Line of Credit Facility [Line Items]
Maximum borrowing capacity | $	305,000,000
REGULATED | UNS Energy | Revolving credit facility | Unsecured Committed Revolving Credit Facility Maturing October 2020
Line of Credit Facility [Line Items]
Maximum borrowing capacity | $	45,000,000
REGULATED | Central Hudson | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity | $	200,000,000
REGULATED | Central Hudson | Uncommitted credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity | $	25,000,000
REGULATED | FortisBC Energy | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		700,000,000
REGULATED | FortisAlberta | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		250,000,000
REGULATED | FortisAlberta | Bilateral credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		90,000,000
REGULATED | FortisBC Electric | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		150,000,000
REGULATED | FortisBC Electric | Demand overdraft
Line of Credit Facility [Line Items]
Maximum borrowing capacity		10,000,000
REGULATED | Maritime Electric | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		50,000,000
REGULATED | Newfoundland Power Inc. | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		100,000,000
REGULATED | Newfoundland Power Inc. | Demand credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		20,000,000
REGULATED | FortisOntario | Revolving credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity		CAD 30,000,000
REGULATED | Caribbean Utilities | Unsecured credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity | $	49,000,000
REGULATED | Fortis Turks and Caicos | Demand credit facility
Line of Credit Facility [Line Items]
Maximum borrowing capacity | $	$ 31,000,000